Leases - Schedule of lease liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021
Lease liabilities [abstract]
Current lease liabilities	£ (85)	£ (82)
Non-current lease liabilities	(390)	(281)
Lease liabilities	£ (475)	£ (363)